EMPLOYEE BENEFITS - Share options exercised during the year (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	511,668	338,709
Exercised during the year (in usd per share) | $	$ 13.76	$ 15.63
Weighted average share price (in usd per share) | $	$ 52.82	$ 38.77
Exercise Price, $.95
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	9,900	4,600
Exercised during the year (in usd per share) | $	$ 0.95	$ 0.95
Exercise Price, $.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	200,000	0
Exercised during the year (in usd per share) | $	$ 0.71	$ 0.00
Exercise Price, $1.40
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	616	800
Exercised during the year (in usd per share) | $	$ 1.40	$ 1.40
Exercise Price, $2.48
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	1,793	1,623
Exercised during the year (in usd per share) | $	$ 2.48	$ 2.48
Exercise Price, $3.38
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	19,732	22,377
Exercised during the year (in usd per share) | $	$ 3.38	$ 3.38
Exercise Price, $2.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	6,031	26,194
Exercised during the year (in usd per share) | $	$ 2.71	$ 2.71
Exercise Price, $6.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	1,651
Exercised during the year (in usd per share) | $	$ 0.00	$ 6.77
Exercise Price, $7.04
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	3,991
Exercised during the year (in usd per share) | $	$ 0.00	$ 7.04
Exercise Price, $0.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	2,395
Exercised during the year (in usd per share) | $	$ 0.00	$ 14.40
Exercise Price, $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	66,146	149,337
Exercised during the year (in usd per share) | $	$ 10.00	$ 10.00
Exercise Price, $13.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	3,769	1,918
Exercised during the year (in usd per share) | $	$ 13.20	$ 13.20
Exercise Price, $28.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	111,843	90,787
Exercised during the year (in usd per share) | $	$ 28.31	$ 28.31
Exercise Price, $34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	3,000	0
Exercised during the year (in usd per share) | $	$ 34.20	$ 0.00
Exercise Price, $29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	1,200	9,911
Exercised during the year (in usd per share) | $	$ 29.34	$ 29.34
Exercise Price, Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	18,750	18,750
Exercised during the year (in usd per share) | $	$ 29.01	$ 29.01
Exercise Price, Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	68,888	4,375
Exercised during the year (in usd per share) | $	$ 32.36	$ 32.36
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	163,233	86,931
Restricted Stock Units | Grant Price, $36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	500
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $	$ 36.30
Restricted Stock Units | Grant Price, $34.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		37,546
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $		$ 34.96
Restricted Stock Units | Grant Price, $37.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	45,906	49,385
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $	$ 37.00	$ 37.00
Restricted Stock Units | Grant Price, $38.21
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	2,671
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $	$ 38.21
Restricted Stock Units | Grant Price, $42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	2,250
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $	$ 42.00
Restricted Stock Units | Grant Price, $45.50
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	107,463
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $	$ 45.50
Restricted Stock Units | Grant Price, $53.29
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	4,443
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $	$ 53.29